Fixed Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		$ 2,947,369
Reclassification from contract assets according to IFRIC	[1]	(99,416)	$ 0
Balance, end of period		3,699,192	2,947,369
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		3,082,016	2,295,924
Additions		861,353	779,217
Sale of consolidated companies			(21,828)
Reclassification from contract assets according to IFRIC	[2]	99,416
Initial Consolidation		49,831
Classification to disposal group held for sale	[3]	(77,911)
Translation differences		(98,165)	28,703
Balance, end of period		3,916,540	3,082,016
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		134,647	75,190
Sale of consolidated companies			(3,098)
Depreciation expenses		97,983	58,835
Classification to disposal group held for sale	[3]	(7,725)
Translation differences		(7,557)	3,720
Balance, end of period		217,348	134,647
PV + Storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,153,804
Balance, end of period		1,857,786	1,153,804
PV + Storage [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,179,394	529,426
Additions		666,740	694,386
Sale of consolidated companies			(21,828)
Reclassification from contract assets according to IFRIC	[2]	99,416
Initial Consolidation		49,831
Classification to disposal group held for sale	[3]	(77,911)
Translation differences		(12,298)	(22,590)
Balance, end of period		1,905,172	1,179,394
PV + Storage [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		25,590	17,079
Sale of consolidated companies			(3,098)
Depreciation expenses		30,675	11,839
Classification to disposal group held for sale	[3]	(7,725)
Translation differences		(1,154)	(230)
Balance, end of period		47,386	25,590
Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,788,329
Balance, end of period		1,826,764	1,788,329
Wind farms [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,894,508	1,760,859
Additions		183,839	82,256
Sale of consolidated companies			0
Reclassification from contract assets according to IFRIC	[2]	0
Initial Consolidation		0
Classification to disposal group held for sale	[3]	0
Translation differences		(85,831)	51,393
Balance, end of period		1,992,516	1,894,508
Wind farms [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		106,179	56,089
Sale of consolidated companies			0
Depreciation expenses		65,948	46,058
Classification to disposal group held for sale	[3]	0
Translation differences		(6,375)	4,032
Balance, end of period		165,752	106,179
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		5,236
Balance, end of period		14,642	5,236
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		8,114	5,639
Additions		10,774	2,575
Sale of consolidated companies			0
Reclassification from contract assets according to IFRIC	[2]	0
Initial Consolidation		0
Classification to disposal group held for sale	[3]	0
Translation differences		(36)	(100)
Balance, end of period		18,852	8,114
Others [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		2,878	2,022
Sale of consolidated companies			0
Depreciation expenses		1,360	938
Classification to disposal group held for sale	[3]	0
Translation differences		(28)	(82)
Balance, end of period		$ 4,210	$ 2,878

[1]	Following the significant change to the terms of the concession arrangement with the state of Israel at the beginning of 2024, the Electricity Authority in Israel approved the cancellation of licenses for electricity generation facilities with a capacity of less than 16 MW, including the aforementioned facilities. Following the license cancellation, the facilities continue to generate electricity in accordance with the technical specifications and the capacity approved in the licenses. Furthermore, the tariff approval for the facilities will remain valid until the original license expiration date prior to its cancellation.
[2]	At the beginning of 2024, the Company reclassified cluster of PV projects in Israel from contract assets to fixed assets due to significant changes to terms of the concession agreement, for additional information please see Note 9.
[3]	At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.